UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06721

Name of Fund: The BlackRock Insured Municipal 2008 Term Trust, Inc. (BRM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Insured Municipal 2008 Term Trust, Inc., 800 Scudders Mill Road, Plainsboro,
            NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 1.6%	Birmingham-Jefferson Civic Center Authority, Alabama,
	Special Tax Refunding Bonds, Series A, 4.25%, 1/01/09 (a)	$6,555	$6,674,432
Arizona - 1.0%	Chandler, Arizona, GO, CABS, Refunding, 6.50%, 7/01/08 (b)(c)	4,000	3,977,240
California - 1.2%	California State Department of Water Resources, Power
	Supply Revenue Bonds, Series A, 3.125%, 5/01/08 (a)	5,000	5,005,600
Colorado - 2.2%	El Paso County, Colorado, COP (Detention Facilities Project),
	Series B, 3.20%, 12/01/08 (d)	1,000	1,008,820
	Regional Transportation District, Colorado, COP (Transit Vehicles
	Project), Series A, 5%, 6/01/08 (e)	6,965	6,995,994
	Thornton, Colorado, COP, 3.25%, 12/01/08 (d)	1,000	1,006,960
			9,011,774
Delaware - 0.2%	Delaware River and Bay Authority Revenue Bonds, 3.25%,
	1/01/09 (e)	650	655,375
District of Columbia -	District of Columbia, GO, Refunding, Series B-1,
2.4%	5.50%, 6/01/08 (d)	10,000	10,052,900
Florida - 0.8%	Palm Beach, Florida, Revenue Refunding Bonds (Beach
	Restoration Project), Series A, 5%, 1/01/09 (a)	1,300	1,330,719
	Tampa, Florida, Water and Sewer Revenue Refunding Bonds,
	5.50%, 10/01/08 (a)	2,080	2,118,022
			3,448,741
Georgia - 4.9%	Monroe County, Georgia, Development Authority, PCR,
	Refunding (Georgia Power Company - Scherer Plant
	Project), 4.20%, 1/01/12 (d)	20,000	20,254,800
Hawaii - 1.2%	Honolulu, Hawaii, City and County GO, Refunding, Series E,
	4%, 7/01/08 (b)	4,750	4,774,843
Illinois - 7.4%	Chicago, Illinois, Board of Education, GO, VRDN, Series C-1,
	1.25%, 3/01/31 (a)(f)	1,200	1,200,000
	Cook County, Illinois, School District Number 025 (Arlington
	Heights), GO, Refunding, 4.50%, 12/01/08 (a)	2,000	2,035,580
	Du Page County, Illinois, Forest Preserve District, GO,
	5.90%, 11/01/08 (c)	8,985	8,871,340
	Illinois State, GO, First Series, 3.50%, 7/01/08 (e)	6,750	6,778,283
	Kane and Du Page Counties, Illinois, Community Unit School
	District 303 (Saint Charles), GO, Series A, 3.75%, 1/01/09 (a)	1,455	1,476,010
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated
	State Tax Revenue Bonds (McCormick Place Expansion
	Project), CABS, Series A, 6.549%, 6/15/08 (b)(c)	215	214,045
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated
	State Tax Revenue Bonds (McCormick Place Expansion
	Project), CABS, Series A, 6.549%, 6/15/08 (b)(c)(g)	9,955	9,912,392
			30,487,650
Portfolio Abbreviations
To simplify the listings of BlackRock Insured Municipal 2008 Term Trust Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
COP	Certificates of Participation	IDA	Industrial Development Authority
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
		VRDN	Variable Rate Demand Notes

BlackRock Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Kentucky - 0.9%	Owensboro, Kentucky, Electric, Light and Power Revenue Bonds,
	Series B, 6.75%, 1/01/09 (c)(d)	$3,890	$3,825,543
Michigan - 0.9%	Michigan State Trunk Line Revenue Bonds, Series A, 4.125%,
	11/01/08 (a)	3,000	3,040,440
	Wyandotte, Michigan, Electric Revenue Refunding Bonds, 6.25%,
	10/01/08 (e)	765	780,055
			3,820,495
Nevada - 0.5%	Director for the State of Nevada, Department of Business and
	Industry Revenue Bonds (Las Vegas Monorail Company), CABS,
	5.12%, 1/01/09 (c)(d)	2,085	1,994,719
New Jersey - 0.7%	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds, 5%,
	12/01/08 (a)	1,000	1,021,760
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Refunding Bonds, Series C,
	5.25%, 12/15/08 (d)	1,750	1,791,720
			2,813,480
New Mexico - 0.6%	New Mexico Finance Authority, Public Project Revolving Fund
	Revenue Bonds, Series A, 3.80%, 6/01/08 (e)	2,445	2,452,824
New York - 1.0%	Port Authority of New York and New Jersey, Consolidated
	Revenue Refunding Bonds, 129th Series, 2.875%, 11/01/08 (a)	4,000	4,027,120
North Carolina - 3.3%	North Carolina Eastern Municipal Power Agency, Power System
	Revenue Refunding Bonds, Series B, 6.125%, 1/01/09 (b)	13,500	13,799,700
Oregon - 1.5%	Lane County, Oregon, School District Number 4J (Eugene), GO,
	Advance Refunding, 3%, 1/01/09 (a)	1,285	1,296,604
	Oregon State Department of Administrative Services, COP,
	Refunding, Series A, 5%, 11/01/08 (a)	2,905	2,958,655
	Washington and Clackamas Counties, Oregon, School District
	No. 23J (Tigard-Tualatin), GO, 3.75%, 6/15/08 (e)	2,000	2,008,040
			6,263,299
Pennsylvania - 6.7%	Dauphin County, Pennsylvania, General Authority, Hospital
	Revenue Refunding Bonds (Hapsco Group - Western
	Pennsylvania Hospital Project), Series B, 6.25%, 7/01/08 (e)(g)	965	975,769
	Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania
	Power and Light Utilities Corporation Project), 3.125%,
	11/01/08 (d)	16,250	16,314,838
	Pennsylvania State Department of General Services, COP,
	Refunding, 4.50%, 5/01/08 (a)	2,075	2,079,607
	Pennsylvania State Department of General Services, COP,
	Refunding, 4.50%, 11/01/08 (a)	2,120	2,153,030
	Philadelphia, Pennsylvania, GO, Series 2001, 4.10%, 9/15/08 (a)	3,175	3,207,512
	Pittsburgh, Pennsylvania, Public Parking Authority, Parking
	Revenue Refunding Bonds, 3.25%, 12/01/08 (d)	3,125	3,145,094
			27,875,850
Texas - 9.8%	Austin, Texas, Combined Utility System, Revenue Refunding
	Bonds, 6.625%, 11/15/08 (d)	5,000	5,133,600

BlackRock Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Austin, Texas, Combined Utility System, Revenue Refunding
	Bonds, CABS, Series A, 6.85%, 11/15/08 (c)(e)	$11,515	$11,358,626
	Austin, Texas, GO, 3.50%, 9/01/08 (a)	5,380	5,417,929
	North Texas Thruway Authority, Dallas North Thruway System,
	Revenue Refunding Bonds, Series C, 5%, 1/01/09 (a)(g)	1,500	1,536,120
	Texas Municipal Power Agency, Revenue Refunding Bonds,
	6.798%, 9/01/08 (c)(d)(g)	1,115	1,105,422
	Texas Municipal Power Agency, Revenue Refunding Bonds,
	6.80%, 9/01/08 (c)(d)	13,885	13,759,896
	Ysleta, Texas, Independent School District, GO, CABS,
	Refunding, 6.70%, 8/15/08 (c)	2,275	2,256,777
			40,568,370
Washington - 6.3%	Clark County, Washington, Public Utility District Number 001,
	Electric Revenue Refunding Bonds, 5%, 1/01/09 (e)	1,250	1,276,413
	King County, Washington, GO, Series D, 5.55%, 12/01/08 (e)	12,850	13,143,366
	King County, Washington, Public Transportation Sales Tax, GO,
	Refunding, 3.50%, 12/01/08 (a)	3,060	3,094,272
	Seattle, Washington, Limited Tax, GO, Refunding, 4%,
	7/01/08 (a)	5,710	5,741,576
	Washington State Public Power Supply System, Revenue
	Refunding Bonds, Nuclear Project Number 3, CABS, Series A,
	6.49%, 7/01/08 (c)(h)	2,000	1,989,200
	Washington State Health Care Facilities Authority Revenue
	Bonds (Catholic Health Initiatives), Series A, 5.30%,
	12/01/08 (e)	1,010	1,030,846
			26,275,673
West Virginia - 0.4%	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile
	and Public Safety Facilities), Series A, 4.25%, 6/01/08 (e)	1,550	1,555,348
	Total Municipal Bonds (Cost - $226,572,192) - 55.5%		229,615,776
	Short-Term Securities
	Fannie Mae, 3.04%, 10/20/08	57,835	56,861,444
	Fannie Mae, 3.05%, 11/03/08	41,500	40,753,000
	Freddie Mac, 3.20%, 10/27/08	66,697	65,473,407
	U.S. Treasury Notes, 4.875%, 10/31/08	19,364	19,752,790
	Total Short-Term Securities (Cost - $182,754,517) - 44.2%		182,840,641
	Total Investments (Cost - $409,326,709*) - 99.7%		412,456,417
	Other Assets Less Liabilities - 0.3%		1,040,826
	Net Assets - 100.0%		$413,497,243

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$409,404,945
Gross unrealized appreciation	$3,146,480
Gross unrealized depreciation	(16,772)
Net unrealized appreciation	$3,129,708

(a)	FSA Insured.

(b)	FGIC Insured.

BlackRock Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
(c)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(d)	AMBAC Insured.

(e)	MBIA Insured.

(f)	Variable rate security. Rate shown is interest rate as of report date.

(g)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(h)	Bond Investors Guaranty.

BlackRock Insured Municipal 2008 Term Trust Inc.

Effective January 1, 2008, the BlackRock Insured Municipal 2008 Term Trust Inc. (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	0
Level 2	$412,456,417
Level 3	0
Total	$412,456,417

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Insured Municipal 2008 Term sTrust, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal 2008 Term sTrust, Inc.

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008